Earnings per common share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share
Net earnings	$ 100.4	$ 105.6
Weighted average number of common shares outstanding	41,140,321	36,306,880
Deferred share units outstanding	68,007	70,476
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Earnings per common share - basic	$ 2.44	$ 2.90
Diluted earnings per share
Net earnings - basic	$ 100.4	$ 105.6
Effect of potentially dilutive share appreciation rights		(2.4)
Net earnings - dilutive	$ 100.4	$ 103.2
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Effect of potentially dilutive share appreciation rights	24,743	140,136
Effect of restricted share units	76,810
Weighted average number of common shares outstanding - diluted	41,309,881	36,517,492
Earnings per common share - diluted	$ 2.43	$ 2.83
Share appreciation rights excluded from diluted weighted average number of shares	4,501,000	3,665,000